Licensing Arrangement	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Licensing Arrangement
5	Licensing arrangement

On January 16, 2018, the Company, through AEZS Germany, entered into the License and Assignment Agreement with Strongbridge to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the United States and Canada, which provides for (i) the “right to use” license relating to the Adult Indication; (ii) the sale of the right to acquire a license of a future FDA-approved Pediatric Indication; (iii) the agreement by Strongbridge to fund 70% of the costs of a pediatric clinical trial submitted for approval to the EMA and FDA to be run by the Company with customary oversight from a joint steering committee; and (iv) an Interim Supply Arrangement. Effective December 19, 2018, Strongbridge sold the entity which is the licensee under the License and Assignment Agreement to Novo.

Royalty income earned under the License and Assignment Agreement for the six-month period ending June 30, 2019 was $21 (2018- $nil). During the six-month period ended June 30, 2019, the Company invoiced Novo $621 for its share of PIP study costs and $839 for supply chain costs.